Annual Total Returns - Fidelity Freedom Index 2005 Fund [BarChart] - 03.31 Fidelity Freedom Index Funds - Investor PRO-12 - Fidelity Freedom Index 2005 Fund - Investor Class	Jul. 13, 2021
Bar Chart Table:
Annual Return 2011	1.29%
Annual Return 2012	7.08%
Annual Return 2013	6.50%
Annual Return 2014	4.64%
Annual Return 2015	(0.44%)
Annual Return 2016	4.83%
Annual Return 2017	8.90%
Annual Return 2018	(1.59%)
Annual Return 2019	12.32%
Annual Return 2020	9.16%